Capital Management - Summary of Regulatory Capital and Capital Ratios (Parenthetical) (Detail) - CAD ($) $ in Billions	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023
Disclosure of regulatory capital and capital ratios [Line Items]
Common Equity Tier 1 Capital	$ 0.0	$ 7.8	$ 0.0
Tier 1 Capital	$ 0.0	$ 7.8	$ 0.0